EQUITY AND SHARE BASED PAYMENTS (Schedule of Options and RSAs Status Summary) (Details)		12 Months Ended
		Dec. 31, 2021 ILS (₪) shares Years ₪ / shares	Dec. 31, 2020 ILS (₪) shares Years ₪ / shares	Dec. 31, 2019 ILS (₪) shares Years ₪ / shares
Number Share Options and RSA's:
Outstanding at the end of the year		6,934,999
Number Share Options and RSA's:
Weighted average fair value of options granted using the Black & Scholes option-pricing model - per option (NIS) | ₪		₪ 4.41	₪ 3.71	₪ 3.34
The above fair value is estimated on the grant date based on the following weighted average assumptions:
Expected volatility		42.31%	37.24%	33.52%
Risk-free interest rate		0.18%	0.21%	0.57%
Expected life (years) | Years		2	3	3
Dividend yield	[1]
Share Options [Member]
Number Share Options and RSA's:
Outstanding at the beginning of the year		7,029,423	9,020,689	9,697,266
Granted during the year		3,827,782	1,035,635	1,232,226
Exercised during the year		(3,048,724)	(296,450)	(70,824)
Forfeited during the year		(196,000)	(252,547)	(235,150)
Expired during the year		(677,482)	(2,477,904)	(1,602,829)
Outstanding at the end of the year		6,934,999	7,029,423	9,020,689
Exercisable at the end of the year		2,189,520	4,071,714	5,623,921
Shares issued during the year due exercises		447,222	46,747	3,166
Number Share Options and RSA's:
Outstanding at the beginning of the year | ₪ / shares		₪ 18.64	₪ 23.62	₪ 28.19
Granted during the year | ₪ / shares		15.60	14.24	16.21
Exercised during the year | ₪ / shares		17.98	14.71	16.62
Forfeited during the year | ₪ / shares		13.97	18.42	18.74
Expired during the year | ₪ / shares		24.29	34.10	46.64
Outstanding at the end of the year | ₪ / shares		16.83	18.64	23.62
Exercisable at the end of the year | ₪ / shares		₪ 19.46	₪ 20.04	₪ 27.11
RSAs [Member]
Number Share Options and RSA's:
Outstanding at the beginning of the year		1,007,423	1,230,464	1,209,521
Granted during the year		820,059	398,055	397,476
Vested during the year		(404,025)	(534,053)	(284,427)
Forfeited during the year		(75,640)	(87,043)	(92,106)
Outstanding at the end of the year		1,347,817	1,007,423	1,230,464

[1]	Due to the Full Dividend Mechanism the expected dividend yield used in the fair value determination of such options was 0% for the purpose of using the Black & Scholes option-pricing model.